SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of capital stock distributed among shareholders and type of shares
Share capital is presented below by major shareholders and by share classes:

	12/31/2025
	COMMON		PREFERRED								TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Class A	%	Class B	%	Class C	%	Golden Share	%	QUANTITY	%
Government Group¹	917,501,485	45.23	—	—	38,631,477	13.80	250,446,588	41.27	1	100.00	1,206,579,551	41.39
Non‑resident Shareholders	632,785,934	31.19	1,600	1.09	104,881,503	37.47	119,950,689	19.77	—	—	857,619,726	29.42
ADR	53,413,903	2.63	—	—	5,067,077	1.81	15,371,017	2.53	—	—	73,851,997	2.53
Treasury Shares	52,799,078	2.60	4,361	2.97	7,362,600	2.63	15,813,910	2.61	—	—	75,979,949	2.61
FMP – FGTS Eletrobras²	48,465,930	2.39	—	—	0	—	10,476,141	1.73	—	—	58,942,071	2.02
Other Individuals and Legal Entities	323,577,956	15.95	140,959	95.94	123,998,736	44.29	194,737,772	32.09	—	—	642,455,423	22.04
Total	2,028,544,286	100.00	146,920	100.00	279,941,393	100.00	606,796,117	100.00	1	100.00	2,915,428,717	100.00
¹ The Government Group comprises the following shareholders: Federal Government, BNDES/BNDESPAR, FND, FGHAB, Banco do Nordeste, BB Asset, Caixa Asset, Petros and Previ.
² The FMP amount does not include the privatization funds managed by BB Asset and Caixa Asset, which are already included within the Government Group total.

	12/31/2024
	COMMON		PREFERRED						TOTAL CAPITAL
SHAREHOLDER	QUANTITY	%	Class A	%	Class B	%	Golden Share	%	QUANTITY	%
Government Group¹	938,909,404	46.32	—	—	39,144,977	13.98	1	100.00	978,054,382	42.39
Non‑resident Shareholders	574,687,848	28.35	1,600	1.09	106,094,337	37.90	—	—	680,783,785	29.51
ADR	50,908,103	2.51	—	—	4,812,944	1.72	—	—	55,721,047	2.42
Treasury Shares	52,224,491	2.58	4,361	2.97	7,237,000	2.59	—	—	59,465,852	2.58
FMP – FGTS Eletrobras²	49,752,278	2.45	—	—	—	—	—	—	49,752,278	2.16
Other Individuals and Legal Entities	360,529,374	17.79	140,959	95.94	122,652,135	43.81	—	—	483,322,468	20.95
Total	2,027,011,498	100.00	146,920	100.00	279,941,393	100.00	1	100.00	2,307,099,812	100.00
¹ The Government Group comprises the following shareholders: Federal Government, BNDES/BNDESPAR, FND, FGHAB, Banco do Nordeste, BB Asset, Caixa Asset, Petros and Previ.
² The FMP amount does not include the privatization funds managed by BB Asset and Caixa Asset, which are already included within the Government Group total.

Schedule of repurchase of treasury shares

	12/31/2025		12/31/2024
CLASS	QUANTITY	AMOUNT	QUANTITY	AMOUNT
ON	52,799,078	1,977,823	52,224,491	1,953,281
PNA	4,361	212	4,361	212
PNB	7,362,600	274,931	7,237,000	269,518
PNC	15,813,910	781,840	—	—
	75,979,949	3,034,806	59,465,852	2,223,011

	12/31/2025		12/31/2024
	QUANTITY	AMOUNT	QUANTITY	AMOUNT
Opening balance as of January 1	59,465,852	2,223,011	56,652,067	2,114,256
Share repurchases	936,078	36,728	3,033,300	115,099
Restricted shares	(235,891)	(6,773)	(219,515)	(6,344)
Bonus share issuance	15,813,910	781,840	—	—
Closing balance as of December 31	75,979,949	3,034,806	59,465,852	2,223,011

Schedule of profit distribution
The allocation of net income for the year and the proposed dividends, to be submitted for approval at the Annual General Meeting (AGM), are presented below:

Allocation of the Year	12/31/2025	12/31/2024
Balance for the destination of the year	6,558,475	10,378,122
Legal reserve	(327,924)	(518,906)
Mandatory Dividends	(1,557,637)	(2,464,804)
Additional proposed dividends	(4,682,217)	(1,535,196)
Accumulated losses	9,303	(9,675)
Subtotal to distributed	—	5,849,541
Constitution of Statutory Reserves and Profit Retention	—	(5,849,541)
Balance to be distributed for the year	—	—